Trade receivables - Schedule of Net Trade Receivables (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Trade receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	$ 108.4	$ 98.0
Carrying value | Trade receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	127.1	100.5
Carrying value | Trade accounts receivable
Trade And Other Current Receivables [Line Items]
Trade receivables	92.1	68.6
Carrying value | Sales tax receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	27.8	22.9
Carrying value | Credit card receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	4.5	4.5
Carrying value | Other receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	2.7	4.5
Less: expected credit loss and sales allowances | Trade receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	(18.7)	(2.5)
Less: expected credit loss and sales allowances | Trade accounts receivable
Trade And Other Current Receivables [Line Items]
Trade receivables	$ (18.7)	$ (2.5)	$ (2.7)